Financial Assets and Liabilities - Summary of Financial Investments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents1 [line items]
Financial investments	R$ 13,481,291	R$ 8,522,465
Investment fund [member]
Cash and cash equivalents1 [line items]
Financial investments	8,103,713	2,155,446
Investment fund [member] | Repurchase agreements [member]
Cash and cash equivalents1 [line items]
Financial investments	1,680,328	1,672,688
Investment fund [member] | Bank certificate of deposits [member]
Cash and cash equivalents1 [line items]
Financial investments	6,423,385	475,213
Investment fund [member] | Other [Member]
Cash and cash equivalents1 [line items]
Financial investments		7,545
Bank investments [member]
Cash and cash equivalents1 [line items]
Financial investments	5,377,578	6,367,019
Bank investments [member] | Repurchase agreements [member]
Cash and cash equivalents1 [line items]
Financial investments	974,494	1,293,833
Bank investments [member] | Bank certificate of deposits [member]
Cash and cash equivalents1 [line items]
Financial investments	2,321,614	5,015,244
Bank investments [member] | Other [Member]
Cash and cash equivalents1 [line items]
Financial investments	R$ 2,081,470	R$ 57,942